JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.3%
Airlines — 0.8%
Southwest Airlines Co.	2,689	100,837

Auto Components — 0.6%
BorgWarner, Inc. (a)	2,116	81,977

Banks — 7.2%
Citizens Financial Group, Inc.	5,267	133,139
Fifth Third Bancorp	8,296	176,864
First Republic Bank	814	88,796
Huntington Bancshares, Inc.	10,497	96,255
M&T Bank Corp.	1,911	175,987
Regions Financial Corp.	10,574	121,913
TCF Financial Corp.	3,384	79,056
Zions Bancorp NA	2,378	69,483

		941,493

Beverages — 1.6%
Constellation Brands, Inc., Class A	753	142,793
Keurig Dr Pepper, Inc.	2,601	71,782

		214,575

Building Products — 1.2%
Fortune Brands Home & Security, Inc.	1,869	161,743

Capital Markets — 5.6%
Ameriprise Financial, Inc.	1,420	218,866
Northern Trust Corp.	1,868	145,662
Raymond James Financial, Inc.	2,141	155,764
T. Rowe Price Group, Inc.	1,642	210,528

		730,820

Chemicals — 2.1%
Celanese Corp.	901	96,771
Sherwin-Williams Co. (The)	250	174,233

		271,004

Communications Equipment — 1.6%
CommScope Holding Co., Inc. *	4,142	37,281
Motorola Solutions, Inc.	1,070	167,819

		205,100

Construction Materials — 1.2%
Martin Marietta Materials, Inc.	658	154,915

Consumer Finance — 0.7%
Discover Financial Services	1,531	88,457

Containers & Packaging — 3.9%
Ball Corp.	1,651	137,220
Packaging Corp. of America	784	85,455
Pactiv Evergreen, Inc. * (a)	3,275	41,594
Silgan Holdings, Inc.	3,701	136,089
WestRock Co.	3,214	111,658

		512,016

Distributors — 0.8%
Genuine Parts Co.	1,059	100,742

Electric Utilities — 4.5%
Edison International	2,864	145,609
Entergy Corp.	1,911	188,254
Xcel Energy, Inc.	3,634	250,759

		584,622

Electrical Equipment — 3.3%
Acuity Brands, Inc.	1,165	119,261
AMETEK, Inc.	1,650	163,962
Hubbell, Inc.	1,056	144,468

		427,691

Electronic Equipment, Instruments & Components — 4.5%
Amphenol Corp., Class A	1,566	169,573
CDW Corp.	1,271	151,924
Keysight Technologies, Inc. *	1,037	102,409
SYNNEX Corp.	1,171	164,000

		587,906

Equity Real Estate Investment Trusts (REITs) — 9.8%
American Campus Communities, Inc. (a)	1,306	45,617
American Homes 4 Rent, Class A	3,792	107,985
AvalonBay Communities, Inc.	943	140,821
Boston Properties, Inc.	1,634	131,223
Brixmor Property Group, Inc.	5,818	68,018
Essex Property Trust, Inc. (a)	299	59,988
Federal Realty Investment Trust (a)	1,008	73,991
Host Hotels & Resorts, Inc.	3,437	37,090
JBG SMITH Properties	1,794	47,963
Kimco Realty Corp.	5,985	67,387
Outfront Media, Inc.	2,698	39,256
Rayonier, Inc.	4,174	110,355
Regency Centers Corp. (a)	1,411	53,642
Ventas, Inc.	1,303	54,663
Vornado Realty Trust (a)	1,841	62,076
Weyerhaeuser Co.	4,225	120,509
WP Carey, Inc.	1,032	67,222

		1,287,806

Food & Staples Retailing — 1.5%
Kroger Co. (The)	4,068	137,954
US Foods Holding Corp. *	2,544	56,525

		194,479

Food Products — 0.9%
Post Holdings, Inc. *	1,400	120,438

Gas Utilities — 1.1%
National Fuel Gas Co. (a)	3,469	140,826

Health Care Equipment & Supplies — 1.7%
Zimmer Biomet Holdings, Inc.	1,607	218,755

Health Care Providers & Services — 6.0%
AmerisourceBergen Corp.	1,574	152,528
Cigna Corp.	718	121,656
Henry Schein, Inc. * (a)	1,693	99,508
Humana, Inc.	149	61,809
Laboratory Corp. of America Holdings *	1,040	195,809
Universal Health Services, Inc., Class B	1,389	148,598

		779,908

Hotels, Restaurants & Leisure — 0.4%
Darden Restaurants, Inc.	572	57,613

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Durables — 1.9%
Mohawk Industries, Inc. *	1,229	119,903
Newell Brands, Inc.	7,693	132,005

		251,908

Household Products — 0.8%
Energizer Holdings, Inc. (a)	2,546	99,655

Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	1,322	161,734

Insurance — 6.6%
Alleghany Corp.	165	85,679
Hartford Financial Services Group, Inc. (The)	3,735	137,667
Lincoln National Corp.	2,055	64,390
Loews Corp.	6,121	212,710
Marsh & McLennan Cos., Inc.	1,125	129,059
Progressive Corp. (The)	1,383	130,917
WR Berkley Corp.	1,668	101,974

		862,396

Internet & Direct Marketing Retail — 0.5%
Expedia Group, Inc. (a)	700	64,159

IT Services — 0.6%
Jack Henry & Associates, Inc.	449	72,977

Machinery — 5.7%
IDEX Corp.	866	158,019
ITT, Inc.	2,800	165,366
Lincoln Electric Holdings, Inc.	1,620	149,126
Middleby Corp. (The) *	1,618	145,147
Snap-on, Inc.	852	125,348

		743,006

Media — 3.4%
Discovery, Inc., Class C *	7,297	143,026
Liberty Broadband Corp., Class C *	988	141,112
Liberty Media Corp.-Liberty SiriusXM, Class C *	4,809	159,082

		443,220

Multiline Retail — 0.5%
Kohl’s Corp.	2,229	41,311
Nordstrom, Inc. (a)	1,817	21,658

		62,969

Multi-Utilities — 3.7%
CMS Energy Corp. (a)	3,159	193,972
Sempra Energy	435	51,470
WEC Energy Group, Inc.	2,390	231,613

		477,055

Oil, Gas & Consumable Fuels — 3.6%
Cabot Oil & Gas Corp. (a)	5,603	97,265
Diamondback Energy, Inc. (a)	4,733	142,554
EQT Corp.	4,874	63,021
Equitrans Midstream Corp.	5,941	50,261
Williams Cos., Inc. (The)	6,225	122,321

		475,422

Personal Products — 0.1%
Coty, Inc., Class A	4,579	12,364

Real Estate Management & Development — 1.4%
CBRE Group, Inc., Class A *	3,258	153,021
Cushman & Wakefield plc * (a)	3,204	33,675

		186,696

Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.	1,185	138,377

Software — 0.9%
Synopsys, Inc. *	547	117,104

Specialty Retail — 4.0%
AutoZone, Inc. *	176	206,708
Best Buy Co., Inc.	1,882	209,441
Gap, Inc. (The)	6,147	104,677

		520,826

Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	827	71,561
Ralph Lauren Corp.	1,458	99,105

		170,666

TOTAL COMMON STOCKS (Cost $9,671,861)		12,824,257

SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (b) (c) (Cost $217,471)	217,403	217,555

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29%(b)(c)	117,024	117,048
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06%(b)(c)	28,560	28,560

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $145,619)		145,608

TOTAL SHORT-TERM INVESTMENTS (Cost $363,090)		363,163

Total Investments — 101.1% (Cost $10,034,951)		13,187,420
Liabilities in Excess of Other Assets — (1.1)%		(140,094)

Net Assets — 100.0%		13,047,326

Percentages indicated are based on net assets.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $141,016,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$13,187,420	$—	$—	$13,187,420

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23%(a)(b)	$170,302	$664,536	$617,227	$30	$(86)	$217,555	217,403	$191	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29%(a)(b)	168,074	153,000	204,000	(15)	(11)	117,048	117,024	110	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06%(a)(b)	23,472	79,391	74,303	—	—	28,560	28,560	4	—

Total	$361,848	$896,927	$895,530	$15	$(97)	$363,163		$305	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.